Credit Risk - Measurement uncertainty - Scenario probability weighting (Details)	Jun. 30, 2023	Dec. 31, 2022
Upside 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1300.00%	1090.00%
Upside 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2470.00%	2310.00%
Baseline
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4020.00%	3940.00%
Downside 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1520.00%	1760.00%
Downside 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	690.00%	900.00%